Share Option Plan (Share-based Compensation of Actoz) (Narrative) (Details) (Actoz [Member], Stock Options [Member])	1 Months Ended							12 Months Ended
	Mar. 31, 2012	Mar. 31, 2010	Oct. 31, 2008	Mar. 31, 2008	Sep. 30, 2007	Mar. 31, 2007	Jul. 31, 2006	Dec. 31, 2012 CNY	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW	Dec. 31, 2012 Grantees Who were Granted Options before March 2007 [Member]	Dec. 31, 2012 Grantees Who were Granted Options in September 2007 and in 2008 and 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted in period	40,000	102,666	10,000	94,040	470,730	140,000	127,420	40,000	40,000	0	102,666
Award vesting period								2 years	2 years
Contractual term (in years)								5 years	5 years
Percentage of options granted exercisable two years after grant date												0.67	0.50
Percentage of options granted exercisable three years after grant date												0.33	0.25
Percentage of options granted exercisable four years after grant date													0.25
Market value of shares									37,200	13,000	10,450
Total intrinsic value of options exercised									3,896,501,000	0	0
Weighted average grant-date fair value of options granted									10,379		7,593
Total fair value of options vested									174,200,000	324,500,000
Share-based compensation expense									1,900,000	3,400,000	5,000,000
Unrecognized compensation cost of stock options								2,600,000	447,000,000
Weighted average period, unrecognized compensation cost to be recognized over								5 years 9 months 14 days	5 years 9 months 14 days
Total cash received from exercise of stock options								9,800,000	1,743,400,000